Related party balances and transactions (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of other receivables - related parties

Name of Related Party	Relationship	Nature	December 31, 2023	December 31, 2022
Fujian Tantan Technology Co, Ltd (“FJ Tantan”)*	FJ Tantan’s legal representative is the secretary of Fujian Hongfa Group Ltd (“Fujian Hongfa”). Fujian Hongfa is the shareholder of FJ LSY.	Interest free, due December 14, 2023 (extended to June 16, 2024)	$111,259	$251,271
Fuzhou Jinhui Environmental service Co, Ltd (“FZ Jinhui”)*	Fujian Jinshun environmental Co, Ltd (“Jinshun”) is the major shareholder of FZ Jinhui. Weihao Chen is the Major shareholder of Jinshun, and the legal representative of FZ LSY.	Interest free, due on August 31, 2023 (extended to August 31, 2024)	4,459	38,405

Total			$115,718	$289,676

*	As of the date of the issuance of these consolidated financial statements, these receivables have been repaid by the related parties.

Schedule of other payables – related parties

Name of Related Party	Relationship	Nature	December 31, 2023	December 31, 2022
Wanqiang Lin	Director of Ultra HK	Advance payment for operational expenses of the Company pending for reimbursement	$270,806	$271,132

Schedule of Short-term loans - related parties

Name of Related Party	Relationship	Nature	December 31, 2023	December 31, 2022

Beijing Minhongyun Energy Supply Co. Ltd.	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd is the director of this entity	Interest-free loan due on demand	$1,064,566	$1,082,617
Shenzhen Li Yaxin Industrial Co., Ltd	Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Company’s Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd., is the sole shareholder of this entity	Interest-free loan due on demand	96,009	50,254
Yunwu Li	Chairman of CDT Environmental Technology Co., Ltd.	Interest-free loan due on demand	3,446,578	2,260,144
Jianzhong Zhao	Legal Representative, General Manager and Director of Hohhot CDT Environmental Technology Co., Ltd.	Interest-free loans, due on December 31, 2020 (extended to December 31, 2024)	299,772	286,749
Jianshan Ma	Director and General Manager of Chengde CDT Environmental Technology Co., Ltd.	Interest-free loans, due on December 31, 2020 (extended to December 31, 2024)	117,279	86,516
Yan Wang	Relative of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.	Interest-free loans, due on December 31, 2020 (extended to December 31, 2024)	160,052	57,161
Zhaozhao Xu	General project manager of Shenzhen CDT Environmental Technology Co., Ltd.	Interest-free loans, due on December 31, 2024	32,473	—
Yaoyu Zhou	Spouse of Ying Wang, Supervisor of Huzhou CDT Environmental Technology Co., Ltd.	Interest-free loans, due on November 2, 2024	155,308	—
Guangxi Jingxingming Eletrical Ltd	The legal representative of this entity is also the legal representative of Guangxi CWT Environmental Technology Co., Ltd.	Interest-free loans, due on August 22, 2024	14,119	—
Xingsheng Pan	General manager of Shenzhen CDT Environmental Technology Co., Ltd	Interest-free loans, due on demand	—	374,369
Yunfang Li	Sibling of Yunwu Li, the Company’s Chief Executive Officer and Chairman of the Board of Directors and Chairman of the Board of Directors and General Manager of Shenzhen CDT Environmental Technology Co., Ltd is the director of this entity	Interest-free loans, due on demand	—	14,358
Guangqing shi	General manager of Tianjin CDT Environmental Technology Co., Ltd	Interest-free loans, due on demand	—	6,277
Zhaozhao Xu	General manager of Shenzhen CDT Environmental Technology Co., Ltd	Interest-free loans, due on demand	—	12,923
Total			$5,386,156	$4,231,368